Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets And Liabilities [Abstract]
Net operating loss carryforward	$ 24,295	$ 12,565
Accruals, reserves, and other	20,082	2,529
Stock-based compensation	1,578	491
Fixed assets	68
Intangible Assets	3,534
Capitalized Sec. 174 R&E	1,937
Research and development tax credit carryforward	1,260	571
Lease liability	577	333
Total deferred tax assets	53,331	16,489
Valuation allowance	(52,730)	(13,852)
Net deferred tax assets	601	2,637
Fixed assets		(144)
Intangible assets		(1,888)
Debt discount
Right-of-use assets	(549)	(323)
Deferred commissions	(52)	(307)
Total deferred tax liabilities	(601)	(2,662)
Total deferred tax assets and liabilities		$ (25)